FINANCING RECEIVABLES, NET - Additional Information (Details)	Dec. 31, 2023	Dec. 31, 2022
Financing receivables, net
Allowance for credit losses as a percentage of gross finance receivables (net of unearned income)	8.30%	17.30%
Delinquency rate (as a percent)	11.00%	22.50%
Property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	7.00%
Non-property transaction related business
Financing receivables, net
Average credit loss rate (as a percent)	47.90%